CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Change in Operating Assets [Abstract]
Change in financial assets held at amortised cost	£ (27,038)	£ (24,747)	£ 710
Change in derivative financial instruments and financial assets at fair value through profit or loss	22,046	9,916	(13,889)
Change in other operating assets	520	(661)	961
Change in operating assets	£ (4,472)	£ (15,492)	£ (12,218)